EQUITY (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 26, 2024	Jan. 04, 2024	Mar. 29, 2023	Jan. 24, 2023
Equity
New shares issued			149,639	193,275	76,280	99,664
Shares issued	45,640,814	45,491,175
Shares outstanding	45,249,812	45,491,175
Tresury shares held	391,002
Equity description	the authorized, but unissued and unsubscribed, capital of Codere Online amounts to 499,481,142 with a nominal value of €1.00 each.
Repurchase of treasury shares	391,002
Repurchase of treasury shares, amount	€ 2,359
Other reserves	3,519	€ 1,665
Treasury shares amount	2,359
Employee share-based compensation in Other reserves	€ 6,028	€ 1,858
Equity attributable to non-controlling interest description	As of December 31, 2025 and 2024, equity attributable to non-controlling interest amounted to €152 and €149 thousand, respectively. Currently, the only entity that is not 100% controlled by the Company is LIFO AenP (Mexico), in which it has the 99.99% of the ownership.